Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net (loss)	$ (2,996,494)	$ (3,690,146)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of software development costs	614,130	709,615
Depreciation and amortization of other assets	9,933	21,927
Amortization of debt discount	187,876	1,404,254
Amortization of original issue discount	51,230	341,577
Loss on extinguishment of debt		830,001
Stock based compensation	1,857,274	173,552
Impairment of software development costs	320,311	256,310
Decrease (increase) in assets:
Accounts receivable	105,287	(6,483)
Prepaid expenses	(37,387)	(124,741)
Increase (decrease) in liabilities:
Accounts payable and accrued expenses	17,078	(8,846)
Deferred Revenue	268,737	357,429
Due to related parties	(56,822)	10,418
Net cash provided by operating activities	341,153	274,867
Cash flows from investing activities:
Capitalized software development costs	(806,708)	(818,094)
Purchase of property and equipment	(2,211)	(3,979)
Net cash (used in) investing activities	(808,919)	(822,073)
Cash flows from financing activities:
Net proceeds from exercise of common stock warrants	120,000
Net proceeds from issuance of common stock	2,581,787	350,000
Proceeds from capital contribution from non-controlling interest		100,000
Repurchase of Series B Preferred Stock	(366,707)
Senior convertible debenture principal payment	(1,142,857)	(234,000)
Repayment for Senior convertible debenture financing costs		(12,500)
Buyback of non-controlling interest	(100,000)
Net proceeds from sale of common stock warrants	100
Net cash provided by financing activities	1,092,323	203,500
Net change to cash and cash equivalents	624,557	(343,706)
Cash at beginning of period	246,755	590,461
Cash at end of period	871,312	246,755
Supplemental disclosure of cash flow information:
Cash paid for interest	57,143	191,517
Cash paid for taxes	4,383	6,550
Non-cash investing and financing activities:
Repurchase of common stock due to related parties	144,639
Conversion of Series A Preferred stock, Senior Debenture and accrued interest to Series B Preferred Stock	492,384
Series A-1 convertible preferred stock issued related to debt extinguishment		660,000
Debt discount related to conversion feature of convertible debt and warrant exchange		$ 1,010,001